December 10, 1996


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                                               File No. 811-5037
                                                                  CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Pro-Conscience Womens Fund series of the Registrant for the six month period ended September 30, 1996.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                                 PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

                               Semi-Annual Report

                            For the Six Months Ended
                               September 30, 1996

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

October 15, 1996

Dear Shareholders:

October 1, 1996, marked the third anniversary of the Pro-Conscience Women's Equity Mutual Fund (WEMF).

As of September 30, 1996, the Fund's returns are as follows:

One year                   Cumulative from inception          Annualized from inception
-----------------------------------------------------------------------------------------------------------------------------------

13.94 %                             29.91%                              9.11%

Anniversaries encourage reflection and, we want to use this opportunity to look back as well as look forward. Three years ago we established WEMF with the goal of providing good returns to our investors while increasing opportunities for the advancement of women in corporations. Thanks to your support as shareholders, WEMF can initiate dialogues with major corporations to encourage them to improve their policies and practices regarding women. A recent survey indicates that in 1995, 10 percent of the corporate officers at the nation's 500 largest companies were women, compared with 8.7 percent in 1994. While women have made progress, we cannot let the little advancement lower the urgency for change. Time alone will not bring about an equal playing field. We need the sustained commitment of senior managers in corporations. We need to continue our dialogues. We need to continue to apply economic pressure. We need to increase our assets and become a voice that has to be reckoned with.

With the equity markets at an all-time high, investors are projecting a well-behaved, gradual slowdown in growth. We currently expect economic growth of between 2.5 percent to 3 percent over the next year, and inflation under 3 percent which we believe will be very positive for stock returns. However, we are alert to the possibility that the economy may either grow too quickly or may stop growing, which will have negative effects on the stock market. We are implementing a more conservative strategy of increasing our holdings of companies with less earnings volatility, and investing in stable sectors of the economy, such as finance, healthcare, and consumer staples producers.

We welcome any comments and questions that you may have.

Sincerely yours,


/s/
Linda C.Y. Pei

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 91.3%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Durables: 3.5%
       2,600         Champion Enterprises, Inc...............................................             $ 58,825
       1,500         Honda Motor, Ltd........................................................               75,937
                                                                                                            ------
                                                                                                           134,762
                                                                                                           -------
                     Consumer Products and Services: 18.3%
       2,100         Aptargroup, Inc.........................................................               67,463
       1,500         Avon Products, Inc......................................................               74,437
       2,700         Children's Discovery Centers*...........................................               17,550
       2,200         Coca Cola Co............................................................              111,925
       2,000         Cyanotech Corp.*........................................................               12,750
       1,500         Gillette Co.............................................................              108,188
       2,100         May Department Stores Co................................................              102,112
       2,200         McDonald's Corp.........................................................              104,225
       2,500         Odwalla, Inc.*..........................................................               44,375
       2,100         Talbots, Inc............................................................               63,000
                                                                                                            ------
                                                                                                           706,025
                                                                                                           -------
                     Energy and Resources: 5.0%
         600         Amoco Corp..............................................................               42,300
         550         Atlantic Richfield Co., 1 Right 8/18/05.................................               70,125
       2,500         Calenergy, Inc..........................................................               79,688
                                                                                                            ------
                                                                                                           192,113
                                                                                                           -------
                     Financial Services: 13.4%
         825         American International Group............................................               83,119
       2,140         Bank of Boston Corp.....................................................              123,853
       2,800         Federal National Mortgage Association...................................               97,650
       2,825         Norwest Corp............................................................              115,472
       1,500         Unum Corp...............................................................               96,187
                                                                                                            ------
                                                                                                           516,281
                                                                                                           -------
                     Healthcare: 15.8%
       1,200         Amgen*..................................................................               75,750
       1,800         Becton Dickinson Co.....................................................               79,650
         725         Boston Scientific Corp..................................................               41,688
       2,500         Invacare Corp...........................................................               70,000
       1,900         Johnson & Johnson.......................................................               97,375
       1,250         Medtronic, Inc..........................................................               80,156

See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Healthcare, continued
       1,650         Schering-Plough Corp....................................................            $ 101,475
       1,500         United Healthcare Corp..................................................               62,437
                                                                                                            ------
                                                                                                           608,531
                                                                                                           -------
                     Industrial Materials: 5.4%
       2,600         Praxair, Inc............................................................              111,800
       2,000         Sonoco Products Co......................................................               55,000
       2,300         TJ International, Inc...................................................               41,975
                                                                                                            ------
                                                                                                           208,775
                                                                                                           -------
                     Media and Publishing: 5.0%
       1,975         Edmark Corp.*...........................................................               26,909
       1,350         Scholastic Corp.*.......................................................               97,875
       1,050         The Walt Disney Co......................................................               66,544
                                                                                                            ------
                                                                                                           191,328
                                                                                                           -------
                     Producer Products: 5.2%
       3,050         Baldor Electric Co......................................................               59,475
       1,100         Illinois Tool Works, Inc................................................               79,338
       1,500         Wolverine Tube, Inc.....................................................               64,500
                                                                                                            ------
                                                                                                           203,313
                                                                                                           -------
                     Technology: 14.1%
         700         Alco Standard Corp......................................................               34,912
         700         ADC Telecommunications, Inc.............................................               44,800
       1,300         Automatic Data Processing, Inc..........................................               56,712
       1,000         Cisco Systems, Inc.*....................................................               62,063
       1,200         Hewlett-Packard Co......................................................               58,500
         650         Intel Corp..............................................................               62,034
         600         Microsoft Corp..........................................................               79,125
       1,200         Phamis, Inc.............................................................               20,100
       1,250         Sanmina Corp............................................................               50,313
         325         Shared Medical Systems Corp.............................................               18,525
       1,050         Xerox Corp..............................................................               56,306
                                                                                                            ------
                                                                                                           543,390
                                                                                                           -------
                     Transportation: 1.3%
       2,200         Southwest Airlines Co...................................................               50,325
                                                                                                            ------

See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Utilities: 4.3%
         800         BellSouth Corp..........................................................             $ 29,600
       3,500         MCI Communications Corp.................................................               89,688
       1,000         SBC Communications, Inc.................................................               48,125
                                                                                                            ------
                                                                                                           167,413
                                                                                                           -------
                     Total Common Stocks (cost $2,985,767)...................................            3,522,256
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 7.1%
------------------------------------------------------------------------------------------------------------------------------------
    $274,000         Star Bank Repurchase Agreement, 5.30%, dated 9/30/96, due 10/1/96, collateralized by $300,000 GNMA, 7.0%, due 1/20/2024 (value of
                     collateral is $223,918) (proceeds $274,040) (cost $274,000) ............              274,000
                                                                                                           -------

                     Total Investment in Securities (cost $3,259,767+): 98.4%................            3,796,256
                     Other Assets less Liabilities: 1.6%.....................................               59,869
                                                                                                            ------
                     Total Net Assets: 100.0%................................................           $3,856,125
                                                                                                        ==========

* Indicates non-income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                           Gross unrealized appreciation.....................................            $ 579,495
                           Gross unrealized depreciation.....................................              (43,006)
                                                                                                           -------
                                 Net unrealized appreciation................................             $ 536,489
                                                                                                         =========

See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $3,259,767) (Note 2-A) ...........           $3,796,256
      Cash...................................................................................                  154
      Receivables:
            Dividends and interest ..........................................................                1,329
            Securities sold..................................................................               47,255
            Fund shares sold.................................................................                8,690
      Prepaid expenses.......................................................................                8,709
                                                                                                             -----
                  Total assets ..............................................................            3,862,392
                                                                                                         ---------
LIABILITIES
      Payables:
            Fund shares redeemed.............................................................                2,011
            Distribution fees................................................................                2,260
      Accrued expenses ......................................................................                1,996
                                                                                                             -----
                  Total liabilities..........................................................                6,267
                                                                                                             -----


NET ASSETS     ..............................................................................           $3,856,125
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($3,856,125/324,513 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $11.88
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $3,387,236
      Undistributed net investment income....................................................               42,167
      Accumulated net realized loss on investments...........................................             (109,767)
      Net unrealized appreciation on investments.............................................              536,489
                                                                                                           -------
            Net assets ......................................................................           $3,856,125
                                                                                                        ==========


See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1996
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest ........................................................................          $    44,017
            Dividends........................................................................               22,074
                                                                                                            ------
                  Total investment income ...................................................               66,091
                                                                                                            ------
      Expenses
            Advisory fees (Note 3) ..........................................................               17,722
            Administration fee (Note 3)......................................................               15,041
            Distribution costs (Note 4)......................................................                4,431
            Custodian and accounting fees....................................................                7,206
            Transfer agent fees..............................................................                3,259
            Auditing fees....................................................................                6,017
            Legal fees.......................................................................                  752
            Trustees' fees ..................................................................                1,504
            Registration fees ...............................................................                  740
            Reports to shareholders..........................................................                2,006
            Insurance........................................................................                  677
            Miscellaneous....................................................................                1,003
                                                                                                             -----
                  Total expenses.............................................................               60,358
                  Less, expenses waived and reimbursed (Note 3)..............................              (33,776)
                                                             -                                             -------
                  Net expenses...............................................................               26,582
                                                                                                            ------
                        Net investment income   .............................................               39,509
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions ..........................................              (31,459)
      Net change in unrealized appreciation on investments ..................................              204,856
                                                                                                           -------
                  Net realized and unrealized gain on investments ...........................              173,397
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 212,906
                                                                                                         =========







See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended      Year Ended
                                                                               September 30, 1996*  March 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income  ................................................               $ 39,509            $ 29,521
Net realized gain (loss) from security transactions ...................                (31,459)             39,800
Net realized loss on short sale transactions...........................                    -0-             (18,542)
Net change in unrealized appreciation on investments...................                204,856             308,748
                                                                                       -------             -------
      Net increase in net assets resulting from operations ............                212,906             359,527
                                                                                       -------             -------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ($0.31 per share)...........................                    -0-             (79,392)
                                                                                            -              -------
      Total distributions to shareholders .............................                    -0-             (79,392)
                                                                                            -              -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding
      shares (a) ......................................................                334,450           1,515,669
                                                                                       -------           ---------
      Total increase in net assets ....................................                547,356           1,795,804

NET ASSETS
Beginning of period....................................................              3,308,769           1,512,965
                                                                                     ---------           ---------
End of period (including undistributed net investment income of
      $42,167 and $2,658, respectively)...............................              $3,856,125          $3,308,769
                                                                                    ==========          ==========

(a) A summary of capital shares transactions is as follows:

                                                              Six Months Ended                  Year Ended
                                                             September 30, 1996*              March 31, 1996
                                                          Shares            Value         Shares          Value
Shares sold ......................................         41,151         $466,826        149,768       $1,589,367
Shares issued in reinvestment of distributions....            -0-              -0-          6,828           73,949
Shares redeemed ..................................        (11,458)        (132,376)       (14,206)        (147,647)
                                                          -------         --------        -------         --------
Net increase .....................................         29,693         $334,450        142,390       $1,515,669
                                                           ======         ========        =======       ==========

*Unaudited.

See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months      Year Ended     Year Ended  October 1, 1993*
                                                     Ended September      March          March         through
                                                        30, 1996#       31, 1996       31, 1995    March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............      $11.22          $ 9.93         $10.46          $10.00
Income from investment operations:
      Net investment income (loss) ................         .12             .01            .36            (.01)
      Net realized and unrealized gain (loss)
            on investments ........................         .54            1.59           (.28)            .47
                                                            ---            ----           ----             ---
Total from investment operations...................         .66            1.60            .08             .46
                                                            ---            ----            ---             ---
Less distributions:
      From net investment income...................          -0-          (0.31)          (.02)            -0-
      From net capital gains ......................          -0-            -0-           (.59)            -0-
                                                              -              -            ----              -
Total distributions................................          -0-          (0.31)          (.61)            -0-
                                                              -           -----           ----              -
Net asset value, end of period ....................      $11.88          $11.22         $ 9.93          $10.46
                                                         ======          ======         ======          ======


Total return ......................................       12.08%+         16.17%          0.97%           9.23%+


Ratios/supplemental data:
Net assets, end of period (millions)...............        $ 3.9          $ 3.3           $ 1.5          $ 0.6
Ratio of expenses to average net assets:
      Before expense reimbursement ................        3.39%+          4.75%          8.69%          21.93%+
      After expense reimbursement..................        1.50%+          1.50%          1.50%           1.50%+
Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement ................        0.32%+         (1.97%)        (1.97%)        (20.74%)+
      After expense reimbursement .................        2.22%+          1.28%          5.22%          (0.31%)+

Portfolio turnover rate ...........................       33.26%         120.64%        705.88%         139.26%
Average commission rate paid.......................      $0.0546++            -               -              -

*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

#Unaudited.

See accompanying Notes to Financial Statements.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

NOTES TO FINANCIAL STATEMENTS at September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pro-Conscience Women's Equity Mutual Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. The Fund's primary investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, but there are no assurances that this objective will be achieved. The market value of the Fund's investment portfolio will fluctuate with market conditions and an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.
                            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Short Sales. A short sale transaction in which the Fund sells a security it does not own in anticipation that the market price of the security will decline. If the value of the security sold short increased between the time of the short sale and the time the Fund closed out the short position, the Fund realizes a loss. Any dividend declared on short positions existing on the record date shall be recorded on the ex-dividend date and included as an expense of the period.

      C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Fund maintains a January 31 tax year end.

      D. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

           recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of post-October capital losses.

      E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the  six  months  ended  September  30,  1996,  Pro-Conscience  Funds,
Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. In order to maintain the Fund's operating expenses at 1.50% of average daily net assets, the Advisor has waived its fee and reimbursed expenses totaling $1,013 for the six months ended September 30, 1996.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to the most stringent limits prescribed by any state in which the Fund's shares are offered for sale.
Currently, the most stringent limits prescribed are 2.50% of the first $30 million of net assets and reduced amounts thereafter. The limit is less stringent than the voluntary limit explained above.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:
                                    Average Net Assets        Fee or Fee Rate
                                    Under $15 million             $30,000
                                    $15 to $50 million             0.20%
                                    $50 to $100 million            0.15%
                                    $100 to $150 million           0.10%
                                    Over $150 million              0.05%

      The Administrator has voluntarily waived its fees for the six months ended September 30, 1996.

                            PRO-CONSCIENCE
                           WOMEN'S EQUITY MUTUAL FUND
                   Advancing Gender Equality in the Workplace

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended September 30, 1996, the Fund paid fees of $4,431 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the six months ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,357,314 and $1,113,121, respectively.

                                     Advisor
                       Pro-Conscience Funds, Incorporated
                        850 Montgomery Street, Suite 100
                         San Francisco, California 94133
                                 (415) 296-9135
                                       --
                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                       --
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                              24 West Carver Street
                                  Second Floor
                           Huntington, New York 11743
                                       --
                                    Auditors
                              Tait, Weller & Baker
                               2 Penn Center Plaza
                        Philadelphia, Pennsylvania 19102
                                       --
                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


                  This report is intended for the shareholders
                      of the Pro-Conscience Women's Equity
                      Mutual Fund and should not be used as
                     sales literature unless accompanied or
                   preceded by the Fund's current prospectus.